Shareholder Report, Average Annual Return (Details) 195779_Pacer Nasdaq International Patent Leaders ETF_TF_TSR Annual {TF}	12 Months Ended	20 Months Ended
	Apr. 30, 2026	Apr. 30, 2026
Pacer Nasdaq International Patent Leaders ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Nasdaq International Patent Leaders ETF NAV
Average Annual Return, Percent	54.43%	35.14%
Nasdaq International Patent Leaders Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq International Patent Leaders Index
Average Annual Return, Percent	55.52%	36.14%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	32.20%	22.25%